Intangible Assets/Liabilities Other Than Goodwill - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Within one year		$ 5,571
Year Two		5,571
Year Three		5,578
Year Four		5,571
Year Five		5,571
Thereafter		87,410
Total amortization	$ 111,138	115,272
Year One	5,581
Year Two	5,588
Year Three	5,581
Year Four	5,581
Year Five	5,581
Thereafter	$ 83,226
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year		2,811
Year Two		2,811
Year Three		2,818
Year Four		2,811
Year Five		2,811
Thereafter		41,202
Total amortization		55,264
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year		985
Year Two		985
Year Three		985
Year Four		985
Year Five		985
Thereafter		37,338
Total amortization		42,263
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year		1,775
Year Two		1,775
Year Three		1,775
Year Four		1,775
Year Five		1,775
Thereafter		8,870
Total amortization		$ 17,745